Share Option Scheme - Summary of Share Options Outstanding Under the Scheme (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Weighted average exercise price
At January 1, weighted average exercise price | $ / shares	$ 2.8970	$ 1.9353	$ 0.9273
Granted during the year, weighted average exercise price | $ / shares	19.4468	15.4774	15.6128
Forfeited during the year, weighted average exercise price | $ / shares	4.2888	2.9987	0.9963
Exercised during the year, weighted average exercise price | $ / shares	1.8032	1.3346	1.0131
At December 31, weighted average exercise price | $ / shares	7.1370	2.8970	1.9353
Exercisable at December 31, weighted average exercise price | $ / shares	$ 2.8705	$ 1.4334	$ 1.0703
Number of options
At January 1,Number of options | shares	9,529	14,241	18,013
Granted during the year, Number of options | shares	2,265	595	679
Forfeited during the year, Number of options | shares	(573)	(1,251)	(2,769)
Exercised during the year, Number of options | shares	(2,041)	(4,056)	(1,682)
At December 31, Number of options | shares	9,180	9,529	14,241
Exercisable at December 31, Number of options | shares	3,281	2,828	4,619